Collaborative Arrangements (Detail)	1 Months Ended	12 Months Ended					0 Months Ended	12 Months Ended		84 Months Ended	120 Months Ended			12 Months Ended
	Dec. 31, 2001	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 Sales of Defibrotide [Member] USD ($)	Dec. 31, 2010 Sales of Defibrotide [Member] EUR (€)	Oct. 12, 2007 Sigma-Tau [Member] USD ($)	Dec. 31, 2013 Sigma-Tau [Member] USD ($)	Dec. 31, 2013 Sigma-Tau [Member] EUR (€)	Dec. 31, 2013 Sigma-Tau [Member] USD ($)	Dec. 31, 2010 Sigma-Tau [Member] USD ($)	Dec. 31, 2010 Sigma-Tau [Member] Milestone Payment Upon Approval From FDA [Member] USD ($)	Dec. 31, 2010 Sigma-Tau [Member] Milestone Payment Upon Transfer Of NDA [Member] USD ($)	Dec. 31, 2014 Forecast [Member] Sigma-Tau [Member] USD ($)	Dec. 31, 2013 Forecast [Member] Sigma-Tau [Member] USD ($)
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
License expiration after product launch, term	8 years
Payments to be received following approval from FDA											$ 11,350,000	$ 6,000,000	$ 2,000,000
Royalty revenue, percentage					7.00%	7.00%
Supply margin, percentage					31.00%	31.00%
Payments per unit (in Euro per share)					$ 68	€ 50
Collaborative arrangements costs to be reimbursed								1,000,000
Collaborative agreement reimbursed costs, percentage							50.00%
Proceeds from Collaborators								1,800,000	1,400,000	11,000,000				4,770,000
Reimbursement of research and development costs								1,800,000	1,400,000						4,770,000
Research and development		€ 15,672,000	€ 10,531,000	€ 5,533,000			$ 1,000,000